REVENUE FROM CONTRACTS WITH CUSTOMERS - Revenue by type (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenue from contracts with customers [Abstract]
Revenues from construction contracts	$ 1,972,816	$ 1,630,406
Services rendered	614,690	492,325
Sale of goods	445,377	454,653
Total Company	$ 3,032,883	$ 2,577,384